Risk management, derivative instruments and concentrations of risk - Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Beginning Balance, Before tax gains (losses)			$ (18,119)	$ (18,836)	$ (5,902)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Before tax gains (losses)					(625)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)			(18,136)		(12,896)
Reclassification from accumulated other comprehensive income included in hedge effectiveness			1,810		(112)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)			512		475
Other comprehensive income for period, Before tax gains (losses)			(15,814)	717	(12,934)
Ending Balance, Before tax gains (losses)	$ (33,933)	$ (18,836)	(33,933)	(18,119)	(18,836)
Beginning Balance, Tax benefit (expense)			176	448	(565)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	0	0	0		0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0		0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	0	0	0		0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Tax benefit (expense)	(53)	(54)	(129)		(117)
Other comprehensive income for period, Tax benefit (expense)			(129)	(272)	(117)
Ending Balance, Tax benefit (expense)	47	448	47	176	448
Beginning Balance, Net of tax			(17,943)	(18,388)	(5,337)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax					(625)
Effective portion of unrealized loss on cash flow hedge, Net of tax			(18,136)		(12,896)
Reclassification of amortization of cash flow hedge to earnings, Net of tax					112
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax			1,810
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax			383		358
Other comprehensive income for period, Net of tax			(15,943)	445	(13,051)
Ending Balance, Net of tax	(33,886)	(18,388)	(33,886)	(17,943)	(18,388)
Gain (loss) reclassified to earnings, tax			129	117	117
Estimated amortization of accumulated other comprehensive income to earnings for the next twelve months			8,200
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(1,022)	(113)	(1,810)		(112)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	$ (256)	$ (248)	(512)		(475)
Reclassification of amortization of cash flow hedge to earnings, Net of tax					$ (112)
Gain (loss) reclassified to earnings			$ (2,322)	$ (587)